Debt (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Outstanding Senior Debt	A summary of the Company's outstanding debt is as follows (dollars in thousands):
	March 31, 2023	December 31, 2022
Senior unsecured notes	$24,251	$24,186
Subordinated notes	9,703	9,690
Total	$33,954	$33,876
A summary of the Company's outstanding debt is as follows (dollars in thousands):
	December 31,
	2022	2021
Senior unsecured notes	$24,186	$23,926
Subordinated notes	9,690	9,638
Total	$33,876	$33,564